Long-term debt - Contract Amounts (Details) R in Millions, $ in Millions	1 Months Ended
	Nov. 30, 2019 USD ($)	Aug. 31, 2019 ZAR (R)	Nov. 30, 2023 USD ($)	Nov. 30, 2022 USD ($)	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020 USD ($)	Jun. 30, 2020 ZAR (R)	Jun. 30, 2019 ZAR (R)
Long-term debt
Contract amount								R 199,900
Utilised facilities								189,354
Available facilities								10,507
Available cash excluding restricted cash								32,287
Total funds available for use								42,794
Interest accrued on borrowings								1,003
Unamortised loan costs								(627)	R (588)
Total debt (including bank overdraft)								189,730
Long-term debt								147,511	127,350
Short-term debt								41,574
Short-term debt								21,888	1,239
Short-term portion								19,686	2,219
Bank overdraft								645	58
Net debt to EBITDA under the debt covenant					3.0	4
Revolving credit facility, various repayment terms from November 2021 to November 2024
Long-term debt
Short-term portion							$ 1,000	17,000
Notional amount							3,900	67,600
US Dollar Syndicated Loan facility
Long-term debt
Notional amount							1,000	17,300
Group treasury facilities | Commercial paper
Long-term debt
Contract amount								8,000
Utilised facilities								2,176
Available facilities								5,824
Proceeds from borrowings		R 2,176
Group treasury facilities | Commercial paper | 3 month Jibar | Rand
Long-term debt
Adjustment to interest rate basis		1.30%
Group treasury facilities | Commercial banking facilities
Long-term debt
Contract amount								9,000
Utilised facilities								4,750
Available facilities								4,250
Group treasury facilities | Revolving credit facility, various repayment terms from November 2021 to November 2024
Long-term debt
Contract amount			$ 2,845	$ 3,495			3,900	67,571
Utilised facilities								67,138
Available facilities								433
Short-term portion | $							1,000
Group treasury facilities | Revolving credit facility, June 2024
Long-term debt
Contract amount							150	2,599
Utilised facilities								2,599
Unsecured debt
Long-term debt
Notional amount								163,216	R 123,555
Unsecured debt | Bond, various repayment terms from November 2021 to November 2024
Long-term debt
Contract amount							1,000	17,326
Utilised facilities								17,326
Unsecured debt | US Dollar Bond March 2024
Long-term debt
Contract amount							1,500	25,989
Utilised facilities								25,989
Unsecured debt | US Dollar Bond September 2028
Long-term debt
Contract amount							750	12,995
Utilised facilities								12,995
Unsecured debt | US Dollar Term Loan June 2024
Long-term debt
Contract amount							1,650	28,588
Utilised facilities								28,588
Unsecured debt | Us Dollar Term Loan June 2021
Long-term debt
Contract amount							150	2,599
Utilised facilities								2,599
Unsecured debt | US Dollar Syndicated Loan facility
Long-term debt
Contract amount							$ 1,000	17,326
Utilised facilities								17,326
Notional amount | $	$ 1,000
Borrowings, repayment term	18 months
Specific project asset finance | Clean Fuels II project financing
Long-term debt
Contract amount								1,838
Utilised facilities								1,838
Other debt arrangements
Long-term debt
Utilised facilities								R 6,030